EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the forms of statements of additional information dated June 27, 2007 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 127 (“Amendment No. 127”) to the Registrant’s Registration Statement on Form N-1A, (b) that the form of prospectus dated June 27, 2007 with respect to the Eaton Vance Global Macro Fund and Eaton Vance International Income Fund, does not differ materially from that contained in Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A and (c) that Amendment No. 127 was filed electronically with the Commission (Accession No. 0000940394-07-000676) on June 27, 2007.

Eaton Vance Emerging Markets Income Fund Eaton Vance Global Macro Fund Eaton Vance International Income Fund

EATON VANCE MUTUAL FUNDS TRUST
By:	/s/ Alan R. Dynner

Alan R. Dynner, Esq.
Secretary

Dated: June 28, 2007

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